Note 50 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Net Gains Loss On Sales		€ 89,000,000	€ 129,000,000	€ 102,000,000
Impairment loss		(77,000,000)	(208,000,000)	(158,000,000)
Gains On Sale Of Investment Classified As Non Currrent Assets Held For Sale	[1]	10,000,000	894,000,000	82,000,000
Gains On Sale Of Equity Instruments Classified As Non Currrent Assets Held For Sale		0	0	0
Total Profit or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations		€ 21,000,000	€ 815,000,000	€ 26,000,000

[1]	(*) The vari ation in year 2018 is mainly due to the sale of the BBVA stake in BBVA Chile (see Note 3).